LOANS AND OTHER FINANCING (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LOANS AND OTHER FINANCING
Total eventual responsibility	$ 122,217,054	$ 231,280,171
Other guarantees granted
LOANS AND OTHER FINANCING
Total eventual responsibility	93,194,011	145,175,554
Responsibilities for foreign trade loans
LOANS AND OTHER FINANCING
Total eventual responsibility	16,401,455	38,039,563
Documentary loans
LOANS AND OTHER FINANCING
Total eventual responsibility	11,852,159	20,760,111
Overdrafts
LOANS AND OTHER FINANCING
Total eventual responsibility	$ 769,429	$ 27,304,943